Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,587,068	$ 2,160,236
Short-term investments	730,213	0
Accounts receivable, net of allowances of $80,448 and $72,657 as of December 31, 2025 and 2024, respectively	879,871	812,510
Inventories	114,642	158,271
Prepaid expenses and other current assets	89,716	103,146
Total current assets	3,401,510	3,234,163
Property and equipment, net	173,577	213,690
Operating lease right-of-use assets	260,341	304,505
Content assets, net	167,908	237,321
Intangible assets, net	50,207	27,501
Goodwill	309,406	161,519
Other non-current assets	70,534	125,234
Total Assets	4,433,483	4,303,933
Current liabilities:
Accounts payable	158,640	273,985
Accrued liabilities	957,983	852,799
Deferred revenue, current portion	120,912	105,718
Total current liabilities	1,237,535	1,232,502
Deferred revenue, non-current portion	28,848	25,050
Operating lease liability, non-current portion	435,899	512,706
Other long-term liabilities	73,256	40,938
Total Liabilities	1,775,538	1,811,196
Commitments and contingencies (Note 13)
Stockholders’ Equity:
Common stock, $0.0001 par value; 1,150,000 (Class A - 1,000,000 and Class B - 150,000) shares authorized as of December 31, 2025 and 2024; 147,850 (Class A - 131,067 and Class B - 16,783) shares and 145,910 (Class A - 128,681 and Class B - 17,229) shares issued and outstanding as of December 31, 2025 and 2024, respectively	15	15
Additional paid-in capital	4,145,485	3,921,432
Accumulated other comprehensive income (loss)	1,039	(1,737)
Accumulated deficit	(1,488,594)	(1,426,973)
Total stockholders’ equity	2,657,945	2,492,737
Total Liabilities and Stockholders’ Equity	$ 4,433,483	$ 4,303,933